EQUITY INVESTMENTS - Summarized Financial Information of Equity Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income
Revenues	$ 13,387	$ 12,999	$ 13,255
Operating and other expenses	(10,256)	(7,195)	(7,469)
Net income	1,955	4,616	4,140
Income from equity investments	898	1,019	920
Balance Sheet
Current assets	7,423	5,201
Current liabilities	(13,041)	(11,987)
Group of Investees
Income
Revenues	5,447	5,838	5,693
Operating and other expenses	(3,293)	(3,341)	(3,408)
Net income	1,859	2,047	1,990
Income from equity investments	898	1,019	$ 920
Balance Sheet
Current assets	3,498	2,911
Non-current assets	30,165	26,957
Current liabilities	(2,540)	(3,727)
Non-current liabilities	$ (16,400)	$ (15,309)